Note 15 - Condensed Parent Company Financial Information (Details) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 4,641,204	$ 4,484,817	$ 2,942,645
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	649,056	772,483	697,967
(Increase) decrease in other assets	(446,316)	907,909	1,765,560
Net cash provided by operating activities	5,097,319	7,280,431	9,589,915
Cash flows from financing activities:
Purchase treasury stock	72,200
Proceeds from sale of treasury shares	13,604	10,657	12,659
Net cash (used in) provided by financing activities	(14,457,839)	(19,711,953)	(31,115,374)
Net increase (decrease) in cash	(27,504,349)	(7,375,167)	8,683,338
Cash	22,407,458	49,911,807	57,286,974
Parent Company [Member]
Cash flows from operating activities:
Net income	4,641,204	4,484,817	2,942,645
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(4,189,119)	(4,146,995)	(2,866,809)
Depreciation and amortization	25,622	25,622	25,622
(Increase) decrease in other assets	(665,429)	45,914	1,008,778
Increase (decrease) in other liabilities, including accrued expenses	201,087	(24,521)	41,822
Net cash provided by operating activities	13,364	384,837	1,152,058
Cash flows from financing activities:
Purchase treasury stock	72,200
Proceeds from sale of treasury shares	13,604	10,657	12,659
Cash dividends paid	(689,380)	(172,315)
Net cash (used in) provided by financing activities	(747,976)	(161,658)	12,659
Net increase (decrease) in cash	(734,612)	223,179	1,164,717
Cash	1,070,196	1,804,808
Parent Company [Member] | Beginning of Period [Member]
Cash flows from financing activities:
Cash	1,804,808	1,581,629	416,912
Parent Company [Member] | End of Period [Member]
Cash flows from financing activities:
Cash	$ 1,070,196	$ 1,804,808	$ 1,581,629